SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 1) - Fair Value, Measurements, Recurring [Member] ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term available-for-sale securities	¥ 506,407
Long-term available-for-sale securities	166,546
Total	672,953
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term available-for-sale securities	506,407
Long-term available-for-sale securities	166,546
Total	672,953
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term available-for-sale securities	0
Long-term available-for-sale securities	0
Total	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term available-for-sale securities	0
Long-term available-for-sale securities	0
Total	¥ 0